Note 29 Shares of BBVA accepted in pledge (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares of BBVA accepted in pledge [Line Items]
Number of shares in pledge	17,492,194	23,437,363	29,372,853
Nominal value of shares of BBVA accepted in pledge	€ 0.49	€ 0.49	€ 0.49
Percentage of share capital of shares of BBVA accepted in pledge	0.29%	0.39%	0.44%